DERIVATIVES	12 Months Ended
Dec. 31, 2024
DERIVATIVES
16. DERIVATIVES
We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.
Derivatives Not Designated as Hedging Instruments
We have entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. We had only one foreign currency exchange contract not designated as a hedging instrument at December 31, 2024, the total notional value of which was $5,100. Such contract expired in January 2025.
We recognized gains (losses) of $
3,232, $
(
2,791
)
, and $
(
917
)
from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2024, 2023, and 2022, respectively
.